Subsequent events	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Subsequent events

32. Subsequent events

The Group evaluates all events and transactions that occur after December 31, 2024 up through the date the Group issues the combined and consolidated financial statements. There is no subsequent event that has occurred that would require recognition or disclosure in the Group’s combined and consolidated financial statements.